Unaudited Interim Consolidated Statements of Stockholders' Equity (Parenthetical)	6 Months Ended
Jun. 30, 2023 $ / shares
Series B Preferred Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends per share (in dollars per share)	$ 0.5
Series C Preferred Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends per share (in dollars per share)	$ 0.625